STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2012 to the Prospectus dated May 1, 2012 of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On pages 73-74 of the Prospectus under the heading “Additional Expense Information,” there is a discussion of State Farm Investment Management Corp.’s (the “Manager’s”) voluntary expense reimbursement arrangement with the Funds. The Manager previously agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets as shown in the Prospectus. Effective October 1, 2012, the Manager has agreed to reimburse an additional 0.07% of each LifePath Fund’s total annual operating expenses on an annual basis, which changes the table on page 74 of the Prospectus for the LifePath Funds as follows:

	Expense Reimbursement Threshold
Fund	Class A	Class B	Legacy Class A	Legacy Class B
State Farm LifePath Retirement Fund(1)	1.23%	1.73%	1.23%	1.63%
State Farm LifePath 2020 Fund(1)	1.23%	1.93%	1.23%	1.63%
State Farm LifePath 2030 Fund(1)	1.23%	1.93%	1.23%	1.63%
State Farm LifePath 2040 Fund(1)	1.23%	1.93%	1.23%	1.63%
State Farm LifePath 2050 Fund(1)	1.23%

(1)

These expense reimbursement thresholds are effective October 1, 2012. Before October 1, 2012, the expense reimbursement thresholds were 0.07% higher. The expense reimbursement arrangements are voluntary and the Manager may eliminate them at any time.

The following heading and paragraph are added above the heading “Shareholder Services Fee” on page 86 of the Prospectus:

Distribution Payments to State Farm

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, may enter into Distribution & Marketing Support Agreements pursuant to which State Farm VP Management Corp. receives compensation from mutual fund sponsors or investment advisers for providing distribution services. For further details regarding Distribution & Marketing Support Agreements to which State Farm VP Management Corp. is a party, please see the Trust’s Statement of Additional Information.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345 f.9

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2012 to the Prospectus dated May 1, 2012 of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On pages 56-57 of the Prospectus, there is a discussion under the heading of “Additional Expense Information” regarding State Farm Investment Management Corp.’s (the “Manager’s”) voluntary expense reimbursement arrangement with the Funds. The Manager previously agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets as shown in the Prospectus. Effective October 1, 2012, the Manager has agreed to reimburse an additional 0.07% of each LifePath Fund’s total annual operating expenses on an annual basis, which changes the table on page 57 of the Prospectus for the LifePath Funds as follows:

Fund	Expense Reimbursement Threshold
State Farm LifePath Retirement Fund(1)	0.98%
State Farm LifePath 2020 Fund(1)	0.98%
State Farm LifePath 2030 Fund(1)	0.98%
State Farm LifePath 2040 Fund(1)	0.98%

(1)

These expense reimbursement thresholds are effective October 1, 2012. Before October 1, 2012, the expense reimbursement thresholds were 0.07% higher. The expense reimbursement arrangements are voluntary and the Manager may eliminate them at any time.

The following heading and paragraph are added above the heading “Shareholder Servicing Fees” on page 63 of the Prospectus:

Distribution Payments to State Farm

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, may enter into Distribution & Marketing Support Agreements pursuant to which State Farm VP Management Corp. receives compensation from mutual fund sponsors or investment advisers for providing distribution services. For further details regarding Distribution & Marketing Support Agreements to which State Farm VP Management Corp. is a party, please see the Trust’s Statement of Additional Information.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683 b.7

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2012 to the Prospectus dated May 1, 2012 of State Farm Mutual Fund Trust for Class R-1, R-2 and R-3 Shares (the “Prospectus”).

On pages 59-60 of the Prospectus under the heading “Additional Expense Information,” there is a discussion of State Farm Investment Management Corp.’s (the “Manager’s”) voluntary expense reimbursement arrangement with the Funds. The Manager previously agreed to reimburse each LifePath Fund if, and to the extent the LifePath Fund’s total annual operating expenses, including net expenses incurred at the Master Portfolio and Underlying Fund levels, exceed the percentages of each LifePath Fund’s average net assets as shown in the Prospectus. Effective October 1, 2012, the Manager has agreed to reimburse an additional 0.07% of each LifePath Fund’s total annual operating expenses on an annual basis, which changes the table on page 60 of the Prospectus for the LifePath Funds as follows:

	Expense Reimbursement Threshold
	Class R-1	Class R-2	Class R-3
State Farm LifePath Retirement Fund(1)	1.55%	1.35%	1.05%
State Farm LifePath 2020 Fund(1)	1.55%	1.35%	1.05%
State Farm LifePath 2030 Fund(1)	1.55%	1.35%	1.05%
State Farm LifePath 2040 Fund(1)	1.55%	1.35%	1.05%
State Farm LifePath 2050 Fund(1)	1.55%	1.35%	N/A

(1)

These expense reimbursement thresholds are effective October 1, 2012. Before October 1, 2012, the expense reimbursement thresholds were 0.07% higher. The expense reimbursement arrangements are voluntary and the Manager may eliminate them at any time.

The following heading and paragraph are added above the heading “Calculating Net Asset Value” on page 67 of the Prospectus:

Distribution Payments to State Farm

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, may enter into Distribution & Marketing Support Agreements pursuant to which State Farm VP Management Corp. receives compensation from mutual fund sponsors or investment advisers for providing distribution services. For further details regarding Distribution & Marketing Support Agreements to which State Farm VP Management Corp. is a party, please see the Trust’s Statement of Additional Information.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344 c.1

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2012 to the Statement of Additional Information dated May 1, 2012 of State Farm Mutual Fund Trust (the “SAI”).

The following paragraphs are added above the heading “Interest Rate Futures Contracts and Related Options” on page 12 of the SAI:

Each of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund (together the “Equity Index Funds”) has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act, as amended (the “Commodity Exchange Act”) and, therefore, each Equity Index Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

The Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 of the Commodity Exchange Act that significantly limit the ability of certain regulated entities, including registered investment companies such as the Trust, to rely on an exclusion from registration with the CFTC as a “commodity pool operator.” The Equity Index Funds may be required to limit their use of positions in futures contracts and options on futures contracts in accordance with the requirements of amended Rule 4.5. If an Equity Index Fund ceases to be eligible for exclusion under Rule 4.5 of the Commodity Exchange Act, the Fund may be subject to dual regulation by the CFTC and SEC and may be required to register as a “commodity pool operator.” If an Equity Index Fund were to register as a “commodity pool operator,” it may experience difficulty in implementing its investment strategy or achieving its investment objective.

The following paragraph is added on page 107 of the SAI above the heading “Distribution Plans”:

State Farm VP Management Corp., the principal underwriter and distributor of the shares of State Farm Mutual Fund Trust, is a party to a Distribution & Marketing Support Agreement with BlackRock Fund Advisors. Under the Distribution & Marketing Support Agreement, BlackRock Fund Advisors pays State Farm VP Management Corp. an annual fee equal to a percentage of the total average daily net assets of the LifePath Master Portfolios attributable to the State Farm LifePath Funds’ investment in the LifePath Master Portfolios. BlackRock Fund Advisors pays this fee to State Farm VP Management Corp. in exchange for State Farm VP Management Corp.’s sales, marketing and distribution support services related to the State Farm LifePath Funds, which indirectly benefit the LifePath Master Portfolios.